Inventories (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories
Raw materials	$ 2,766	$ 1,979	$ 2,678
Work-in-process	1,483	656	1,508
Finished goods	5,098	3,465	4,316
Supplies	240	260	279
Total inventories	9,587	6,360	8,781
Long-term material purchase obligations	927
Liquidation of LIFO inventory layers, effect on cost of goods sold		300
Liquidation of LIFO inventory layers, effect on profit		$ 240
Liquidation of LIFO inventory layers, effect on profit per share (in dollars per share)		$ 0.39